6. FIXED ASSETS	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
FIXED ASSETS

Property and equipment consisted of the following:

	June 30, 2013	December 31, 2012

Fixed Assets – Cost	$311,157	$311,157
Less Accumulated Depreciation	(311,157)	(311,157)

Total	$0	$0

Depreciation expense totaled $0 and $6,546, respectively, for the six months ended June 30, 2013 and 2012.